Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 219,937,500.00
Previously Paid Amount	24,616.33
Total Fee Amount	30,373.37
Total Offset Amount	0.00
Net Fee	$ 5,757.04